Assets Held for Sale and Discontinued Operations - Summary of Loss on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	$ 235	$ 201	$ 826
- working capital and provisions	25	29	93
Net assets disposed	271	183	877
Reclassification of currency translation effects on disposal	29	13	263
Total	300	196	1,140
Net cash inflow arising on disposal
Less: cash and cash equivalents disposed	(31)	(7)	(50)
Total Group net cash inflow arising on disposal	$ 387	$ 184	2,343
Discontinued operations [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets			1,462
- cash and cash equivalents			112
- working capital and provisions			665
- current tax			2
- lease liabilities			(410)
- deferred tax			(32)
- retirement benefit obligations			(47)
- non-controlling interests			(9)
Net assets disposed			1,743
Reclassification of currency translation effects on disposal			117
Total			1,860
Proceeds from disposal (net of disposal costs)			1,855
Loss on disposal from discontinued operations			(5)
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations			1,855
Less: cash and cash equivalents disposed			(112)
Total Group net cash inflow arising on disposal			$ 1,743